Loans From Investors - Summary of Investor Loan Activity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary of Investor Loan Activity [Abstract]
Beginning balance	R$ 5,249
Ending balance	13,901	5,249
Transfer from loans and financing		320
Additions	7,407	4,750
Amortization	(320)
Interest accrual	R$ 1,564	R$ 179